Subsequent events	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Subsequent events
Note 30. Subsequent events

Fundraising Activities
From July 2025 through October 2025, the Consolidated Entity raised net proceeds of US$
1,397,016
(A$
2,112,090
) using the ATM facility and the company executed a private placement of equity securities (PIPE), raising US$
2,049,992
(A$
3,169,546
) and continues to seek additional funding sources both in Australia and overseas.
Licensing Activities
On 7 October 2025, the company announced an exclusive collaboration and in-licensing
agreement with QIMR Berghofer for a
first-in-class
PD-
L1 degrader program. The lead optimized compound, NDL2, is an advanced
PD-L1
protein degrader currently in development and represents a new and innovative frontier of cancer immunotherapy.
No other matter or circumstance has arisen since 30 June 2025 that has significantly affected, or may significantly affect the Consolidated Entity’s operations, the results of those operations, or the Consolidated Entity’s state of affairs in future financial years